Note L - Employee Benefits (Details) - Employee Stock Ownership Plan (ESOP) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of shares issued (in Shares)	28,634	32,765	26,500
Fair value of stock contributed	$ 640	$ 617	$ 496
Cash contributed	73	82	65
Total expense	713	699	562
Employee Stock Ownership Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Fair value of stock contributed	$ 640	$ 617	$ 497